Cover	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	333-286211
Entity Registrant Name	ENIGMATIG LIMITED
Entity Central Index Key	0001982961
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	16 Raffles Quay
Entity Address, Address Line Two	#30-01
Entity Address, Address Line Three	Hong Leong Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048581
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	12,095,200
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Simon & Edward, LLP
Auditor Firm ID	2485
Auditor Location	Rowland Heights, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o 16 Raffles Quay
Entity Address, Address Line Two	#30-01
Entity Address, Address Line Three	Hong Leong Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048581
City Area Code	+65
Local Phone Number	6022 0493
Contact Personnel Name	Teo Mingwen